Income Tax	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Income tax
10.	Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

British Virgin Islands (“BVI”)

Dongrun Technology is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Dongrun Technology is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for the six months ended June 30, 2024 and 2025, respectively, as it did not have assessable profit during the periods presented.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.”

According to Circular 82, a Chinese-controlled offshore incorporated enterprise will be regarded as a PRC tax resident by virtue of having a “de facto management body” in the PRC and will be subject to PRC EIT on its worldwide income only if all of the following criteria are met: (1) the primary location of the day-to-day operational management is in the PRC; (2) decisions relating to the enterprise’s financial and human resource matters are made or are subject to approval by organizations or personnel in the PRC; (3) the enterprise’s primary assets, accounting books and records, company seals, and board and shareholders meeting minutes are located or maintained in the PRC; and (4) 50% or more of voting board members or senior executives habitually reside in the PRC.

Based on a review of surrounding facts and circumstances, the Group does not believe that it should be considered as a resident enterprise for the PRC tax purposes for the six months ended June 30, 2024 and 2025. However, the tax resident status of an enterprise is subject to determination by the PRC tax authorities and uncertainties remain with respect to the interpretation of the term “de facto management body.” If the PRC tax authorities determine that the Group is a PRC resident enterprise for enterprise income tax purposes, the Group could be subject to PRC tax at a rate of 25% on its worldwide income, which could materially reduce our net income, and the Group may be required to withhold a 10% withholding tax from dividends it pays to the shareholders that are non-resident enterprises. In addition, non-resident enterprise shareholders may be subject to PRC tax on gains realized on the sale or other disposition of ordinary shares, if such income is treated as sourced from within China. Furthermore, if the Group is deemed a PRC resident enterprise, dividends payable to non-PRC individual shareholders and any gain realized on the transfer of ordinary shares by such shareholders may be subject to PRC tax at a rate of 10% in the case of non-PRC enterprises or a rate of 20% in the case of non-PRC individuals unless a reduced rate is available under an applicable tax treaty. It is unclear whether non-PRC shareholders of the Group would be able to claim the benefits of any tax treaties between their country of tax residence and the PRC in the event that the Group is treated as a PRC resident enterprise. Any such tax may reduce the returns on the investment in ordinary shares.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2024, except for Lianzhang Digital Marketing Planning (Xiamen) Co., Ltd. (subsidiary of Lianzhang Digital Technology (Xiamen) Co., Ltd), Lianzhang Menhu (Zhejiang) Holding Co., Ltd. and Lianzhang Portal Network Technology Co., the remaining subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of income tax expense for the six months ended June 30, 2024 and 2025 are as follows::

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)
Current income tax expenses	112	11
Deferred income tax expenses	2,500	1,291
Total	2,612	1,302

A reconciliation of the actual income tax expense to the amount computed by applying the PRC statutory income tax rate of 25% to (income) loss before tax is as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)
(Income)/loss before income tax	(4,795)	42,353
Expected taxation at PRC statutory tax rate	1,199	(10,588)
Parent-subsidiary tax rate differential	-	9,285
Effect of tax rate differences	(1,496)	(61)
Additional deduction for R&D expenses	(530)	(383)
Impact of tax rate change on deferred taxes	1,049	2,602
Non-deductible expenses	8	18
Prior year income tax differences	-	2
Change in valuation allowance	2,382	427
Income tax expenses	2,612	1,302

The components of deferred tax assets and liabilities as of December 31, 2024 and June 30, 2025 are as follows:

Deferred Tax Assets:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Net operating loss carryforward	31,334	31,234
Advertisement expense	37	37
Impairment/disposal of property and equipment	6,954	7,071
Deferred revenue	7,385	7,385
GAAP difference-others	(172)	(57)
Allowance for credit losses	517	797
Net deferred tax liabilities offset	(3,517)	(3,501)
Less: Valuation allowance	(42,538)	(42,966)
Total deferred tax assets, net	-	-

Deferred Tax Liabilities:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Unbilled revenue	(4,143)	(5,418)
Total deferred tax liabilities	(4,143)	(5,418)
Deferred tax assets offset	3,517	3,501
Net deferred tax liabilities	(626)	(1,917)

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2024 and June 30, 2025. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The Group has recognized a valuation allowance of RMB42,538 and RMB42,966 as of December 31, 2024 and June 30, 2025, respectively.

Changes in valuation allowance are as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Beginning balance	41,378	42,538
Additions	3,916	1,677
Decreases	(2,756)	(1,249)
Ending balance	42,538	42,966

As of June 30, 2025, net operating loss (“NOL”) carryforwards from PRC will expire, if unused, in the following amounts:

NOL Carryforward
Expiry Year	(RMB in thousands)
2026	3,884
2027	16,745
2028	12,369
2029	19,715
2030	55,954
2031	9,223
2032	18,311
2033	12,022
2034	14,086
2035	3,154
Total	165,463

As of December 31, 2024 and June 30, 2025, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended June 30, 2024 and 2025, the Group did not have any significant interest or penalties associated with uncertain tax positions. As of June 30, 2025, the Group’s PRC subsidiaries are subject to examination by the PRC tax authorities for tax years from December 31, 2018 through December 31, 2024.